Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 192,235	$ 60,255
Trade and other receivables	38,524	23,080
Inventories	29,311	17,292
Prepaid expenses and other current assets	1,523	2,175
Total current assets	261,593	102,802
Non-current assets:
Property, plant and equipment	21,620	15,314
Intangible assets	8,285	17,950
Goodwill	40,287	40,562
Investments	13,994	681
Other non-current assets	321	348
Total assets	346,100	177,657
Current liabilities:
Trade and other payables	21,154	25,243
Current contract liabilities	16,681	8,082
Provisions and other current liabilities	9,243	5,447
Finance lease liability	631	652
Total current liabilities	47,709	39,424
Non-current liabilities:
Finance lease liability	5,064	6,229
Deferred gain on finance lease liability	2,566	2,982
Provisions and other non-current liabilities	3,862	4,253
Employee future benefits	4,299	4,914
Total liabilities	63,500	57,802
Equity:
Share capital	1,174,889	986,497
Contributed surplus	291,260	290,536
Accumulated deficit	(1,184,400)	(1,157,382)
Foreign currency reserve	851	204
Total equity	282,600	119,855
Total liabilities and equity	$ 346,100	$ 177,657